LEADER SHORT TERM HIGH YIELD BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited)
February 28, 2023

Shares		Spread	Coupon Rate (%)	Maturity	Fair Value
	COMMON STOCK - 0.6%
	TECHNOLOGY SOFTWARE - 0.6%
5,000	RingCentral, Inc.				$165,175

	TOTAL COMMON STOCK - (Cost $245,161)				165,175

Shares
	PREFERRED STOCK - 11.0%
	ASSET MANAGEMENT - 4.0%
27	Eaton Vance Senior Floating Rate Trust (b) (c) (d)		3.688	Perpetual	621,000
18	Eaton Vance Senior Floating Rate Trust (b) (c) (d)		3.768	Perpetual	414,000

					1,035,000
	INSTITUTIONAL FINANCIAL SERVICES - 1.5%
20,000	B Riley Financial, Inc.		5.250	Perpetual	379,300

	OIL & GAS PRODUCERS - 4.2%
94,990	Crestwood Equity Partners, L.P.		9.250	Perpetual	872,958
8,510	NuStar Energy, L.P. - Series B (e)	US0003M + 5.643%	7.625	Perpetual	205,091

					1,078,049
	SPECIALTY FINANCE - 1.3%
15,697	AGNC Investment Corporation (e)	US0003M + 4.700%	6.125	Perpetual	339,526

	TOTAL PREFERRED STOCK - (Cost $3,084,741)				2,831,875

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CONVERTIBLE BONDS - 42.4%
	AUTOMOTIVE - 4.6%
2,000,000	Lucid Group, Inc. (f)	1.250	12/15/2026	1,210,000

	CATALOG & MAIL-ORDER HOUSES - 4.3%
1,500,000	Wayfair, Inc.	1.000	8/15/2026	1,131,750

	HOSPITALITY - 3.3%
1,000,000	Airbnb, Inc. (h)	0.000	3/15/2026	863,500

	INSTITUTIONAL FINANCIAL SERVICES - 3.5%
1,300,000	Coinbase Global, Inc. (f)	0.500	6/1/2026	918,450

	LEISURE FITNESS EQUIPMENT - 3.0%
1,000,000	Peloton Interactive, Inc. (h)	0.000	2/15/2026	784,822

	REAL ESTATE OWNERS & DEVELOPERS - 4.7%
1,000,000	Zillow Group, Inc.	1.375	9/1/2026	1,215,000

	TECHNOLOGY SOFTWARE - 13.1%
1,000,000	Docusign, Inc. (h)	0.000	1/15/2024	954,519
1,000,000	RingCentral, Inc. (h)	0.000	3/15/2026	815,625
1,000,000	Splunk, Inc.	1.125	6/15/2027	859,288
1,000,000	Block, Inc.	0.250	11/27/2027	777,500

				3,406,932
	TRANSPORTATION - 3.4%
1,000,000	Uber Technologies, Inc. (h)	0.000	12/15/2025	873,739

	WIRELESS TELECOMMUNICATIONS - 2.5%
1,000,000	Dish Network Corporation (h)	0.000	12/15/2025	642,500

	TOTAL CONVERTIBLE BONDS - (Cost $11,149,517)			11,046,693

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS - 34.5%
	BANKING - 6.0%
2,000,000	VTB Eurasia Designated Activity Company (e) (f)	H15T10Y + 8.067%	11.577	12/29/2049	1,559,800

	FORESTRY, PAPER & WOOD PRODUCTS - 2.6%
1,000,000	Domtar, Corp.		6.750	2/15/2044	686,555

	LEISURE FACILITIES & SERVICES - 6.7%
1,000,000	Marriot Ownership Resorts, Inc		4.750	1/15/2028	884,380
1,000,000	Wynn Macau, Ltd.		5.625	8/26/2028	856,875

					1,741,255
	OIL & GAS PRODUCERS - 5.9%
1,700,000	Petroleos Mexicanos		6.500	3/13/2027	1,549,102

	REAL ESTATE OWNERS & DEVELOPERS - 0.5%
1,500,000	China Evergrande Group (a) (c) (f) (i)		7.500	6/28/2023	133,125

LEADER SHORT TERM HIGH YIELD BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2023

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS - 34.5% (Continued)
	SPECIALTY FINANCE - 10.8%
1,000,000	HSBC Holdings PLC		6.500	3/23/2028	940,000
1,000,000	New Residential Investment Corp.		6.250	10/15/2025	913,654
1,000,000	Enova International, Inc. (f)		8.500	9/15/2025	960,832

					2,814,486
	TECHNOLOGY HARDWARE - 2.0%
600,000	NCR, Corp. (f)		5.125	4/15/2029	512,956

	TOTAL CORPORATE BONDS - (Cost $11,433,985)				8,997,280

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	NON U.S. GOVERNMENT & AGENCIES - 4.0%
	SOVEREIGN - 4.0%
1,000,000	Turkey (Republic of)	5.875	6/26/2031	797,800
1,000,000	Ukraine (Republic of)	7.750	9/1/2024	240,000

	TOTAL NON U.S. GOVERNMENT & AGENCIES - (Cost $1,953,133)			1,037,800

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	SHORT TERM INVESTMESTS - 5.2%
	MONEY MARKET FUNDS - 5.2%
1,363,029	First American Government Obligations Fund X (g)	4.374		1,363,029

	TOTAL SHORT TERM INVESTMESTS - (Cost $1,363,029)			1,363,029

	TOTAL INVESTMENTS - 97.7% - (Cost $29,229,565)			25,441,852
	OTHER ASSETS IN EXCESS OF LIABILITIES - 2.3%			605,692
	NET ASSETS - - 100.0%			$26,047,544

(a)	Non-income producing security.
(b)	The Advisor or Trustees have determined these securities to be illiquid. As of February 28, 2023, these securities amounted to $1,035,000 or 4.0% of net assets.
(c)	The value of these securities have been determined in good faith under the policies of the Board of Trustees.
(d)	Rate shown represents the dividend rate as of February 28, 2023.
(e)	Variable rate security; the rate shown represents the rate as of February 28, 2023.
(f)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of February 28, 2023, the total market value of 144A securities is $7,305,693 or 28.0% of net assets.
(g)	Rate disclosed is the seven day effective yield as of February 28, 2023.
(h)	Zero coupon Bond.
(i)	The Advisor has identified that these securities are in default. As of February 28, 2023, these securities amounted to $133,125 or 0.5% of net assets.